Apr. 03, 2020
RWC Global Emerging Equity Fund

THE ADVISORS' INNER CIRCLE FUND III

RWC Global Emerging Equity Fund (the "Fund")

Supplement dated April 3, 2020 to:

•	the Fund's Statutory Prospectus, dated January 28, 2020 (the "Prospectus").

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Fund's after-tax returns have been revised. Accordingly, the Prospectus is hereby amended and supplemented as follows:

In the "Performance Information" section of the Fund's Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

RWC Global Emerging Equity Fund	1 Year	Since Inception
Fund Returns Before Taxes
Institutional Class Shares	23.99%	8.34%[1]
Class I Shares	23.80%	(1.15)%[2]
Fund Returns After Taxes on Distributions
Institutional Class Shares	24.01%	8.16%[1]
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	14.46%	6.48%[1]
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.42%	11.57%[3]

1	Institutional Class Shares of the Fund were offered beginning December 30, 2016.

2	Class I Shares of the Fund were offered beginning September 8, 2017.

3	Index comparison begins December 30, 2016.

Please retain this supplement for future reference.

RWC-SK-002-0100